Basis of presentation	6 Months Ended
Jun. 30, 2026
Basis of presentation
Basis of presentation
2.	Basis of presentation
2.1.	Statement of compliance and authorization of interim condensed consolidated financial statements

The financial information contained in this report has been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the IASB.

The interim-condensed consolidated financial statements are unaudited and, in the management’s opinion, include all necessary adjustments for a fair presentation of the results of each period.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with policies expected to follow in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2026, which do not differ significantly from those used immediately the previous year.

The Company has not identified, during the reported period, any seasonal or cyclical effects that significantly impact its financial results.

These interim condensed consolidated financial statements were approved by the Company’s Ecopetrol Board meeting at its sessions on August 27, 2026.

2.2.	Functional and presentation currency

The interim condensed consolidated financial statements are presented in Colombian pesos, which is the Group’s functional currency and is determined based on the primary economic environment in which it operates.

Interim condensed consolidated financial statements are presented in Colombian pesos rounded to the nearest billion (COP $000,000,000), except where otherwise indicated.

2.3.	Basis of consolidation

The interim condensed consolidated financial statements were prepared by consolidating all companies set out in Exhibits 1 and Exhibits 2, which are those over which Ecopetrol S.A. exercises direct or indirect control. Control is achieved when the Ecopetrol Group:

◾	has power over the investee (consisting of rights to manage relevant activities);
◾	is exposed, or has the rights, to variable returns from its involvement with the investee; and
◾	has the ability to use its power to affect its returns. It can occur even when the Ecopetrol Group has less than a majority of the voting rights of an investee;
◾	has the power over the investee to provide it with the practical ability to direct the relevant activities of the investee unilaterally, even though Ecopetrol Group has less than a majority of the voting rights of an investee. The Ecopetrol Group considers all relevant facts and circumstances in assessing whether or not its voting rights in an investee are sufficient or not to give it power, including:
a)	the percentage of the Ecopetrol Group’s voting rights relative to the size and apportionment of the shares of other vote holders;
b)	potential voting rights held by the Ecopetrol Group, other vote holders or other parties;
c)	rights arising from other contractual arrangements; and
d)

any additional facts and circumstances that indicate that the Ecopetrol Group has, or does not have, the current ability to direct the relevant activities, at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases.

All intercompany assets and liabilities, equity, income, expenses, and cash flows relating to transactions between entities of the Ecopetrol Group were eliminated on consolidation. Unrealized losses are also eliminated. Non–controlling interest represents the proportion of profit, other comprehensive income and net assets in subsidiaries that are not attributable to Ecopetrol shareholders.

The interim condensed consolidated financial statements were prepared on the basis that the Ecopetrol Group it will continue to operate as a going concern.

All business combinations are recognized using the acquisition method.

The following subsidiary brought about changes to the Ecopetrol Group’s structure:

2026

During 2026, Ecopetrol S.A. established the subsidiary Ecopetrol Investimentos do Brasil Ltda. as an investment vehicle for the acquisition of a controlling interest in Brava Energia S.A., a Brazilian oil and gas company. The establishment of this subsidiary aligns with the Ecopetrol Group’s growth and internationalization strategy and seeks to strengthen its presence in Brazil by incorporating exploration and production assets with long-term value-creation potential. For further details of this transaction, please refer to the note 32 of these unaudited interim condensed consolidates financial statements.

In June 2026, Ruta de los Lagos Sociedad Concesionaria S.A. became a subsidiary of the ISA Group. As part of its incorporation and initial capitalization, Intervial Chile S.A. and ISA Inversiones Tolden Ltda. made capital contributions totaling $62.